Label	Element	Value
Trading derivatives [member] | Interest rate swap contract [member]
Derivative Financial Liabilities Using Libor As Benchmark, With Specific	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkWithSpecific	$ 2,000,000
Derivative Financial Liabilities Using Libor As Benchmark, With Specific	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkWithSpecific	$ 47,774,000,000
Derivative Financial Liabilities Using Libor As Benchmark, With Specific	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkWithSpecific	$ 7,962,000,000
Derivative Financial Liabilities Using Libor As Benchmark, With Specific	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkWithSpecific	$ 12,000,000
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkByAmountOfContracts	$ 7,962,000,000
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkByAmountOfContracts	$ 16,000,000
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkByAmountOfContracts	$ 63,699,000,000
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkByAmountOfContracts	$ 2,000,000
Trading derivatives [member] | Currency swap contract [member]
Derivative Financial Liabilities Using Libor As Benchmark, With Specific	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkWithSpecific	3,000,000
Derivative Financial Liabilities Using Libor As Benchmark, With Specific	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkWithSpecific	$ 7,000,000
Derivative Financial Liabilities Using Libor As Benchmark, With Specific	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkWithSpecific	$ 11,943,000,000
Derivative Financial Liabilities Using Libor As Benchmark, With Specific	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkWithSpecific	27,868,000,000
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkByAmountOfContracts	$ 71,940,000,000
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkByAmountOfContracts	$ 9,000,000
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkByAmountOfContracts	$ 18,000,000
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	aval_DerivativeFinancialLiabilitiesUsingLiborAsBenchmarkByAmountOfContracts	$ 36,666,000,000
Multi Financial Group Inc [member] | BAC Holding International Corp
Cash transferred	ifrs-full_CashTransferred	$ 432,000,000